IFRS 7 Disclosure - Credit and Counterparty Risk - Schedule of Total Credit Risk Exposures (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Repo style transactions [member]
Disclosure of credit risk exposure [line items]
Credit exposure	$ 208,635	$ 205,212
Derivative and Repo Style Transactions [member]
Disclosure of credit risk exposure [line items]
Credit exposure exclusions at default based on Basel III classifications	$ 18,440	$ 16,901
Other sector [member]
Disclosure of credit risk exposure [line items]
Credit exposure ratio	2.00%